Note 9 - Auditor's Remuneration - Components of Auditor's Remuneration (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Fees payable to the Company’s auditors for the audit of the Parent Company and Consolidated annual financial statements	$ 705	$ 440	$ 394
Audit related assurance services	270	64	70
Tax advisory services	10		145
Other assurance services	2,579
Other non-audit services	63
Transaction related services	312	156
Total Fees	$ 3,939	$ 660	$ 609